Closure and Rehabilitation Provisions - Summary of Closure and Rehabilitation Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of other provisions [line items]
Current	$ 4,768	$ 5,823
Non-current	15,336	13,498
Closure and rehabilitation provisions [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	10,468	9,837
Amortisation of discounting impacting net finance costs	627	510
Divestment of subsidiaries and operations	(15)	0
Utilisation	(471)	(468)
Other movements	(2)	1
At the end of the financial year	11,598	10,468
Current	645	662
Non-current	10,953	9,806
Closure and rehabilitation provisions [member] | Operating sites [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	6,908
Change in estimate	628	548
Exchange translation	285	(61)
At the end of the financial year	7,953	6,908
Closure and rehabilitation provisions [member] | Closed and contaminated sites rehabilitation asset [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	3,560
Change in estimate	17	112
Exchange translation	61	(11)
At the end of the financial year	$ 3,645	$ 3,560